UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Opus Trading Fund, LLC
Address:       One Jericho Plaza
               Jericho, New York 11753-1635

Form 13F File Number:  028-13215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Mark Peckman
Title:         General Counsel
Phone:         516-942-2411


Signature, Place, and Date of Signing:

/s/ Mark Peckman           Jericho, New York             2/17/09
----------------           -----------------             --------
   [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
                                 TITLE OF                  VALUE     SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                   CLASS           CUSIP     x($1000)  PRN AMT PRN CALL DISCRETN   MANAGERS   SOLE     SHARED    NONE
------------------------------   ------------------------- --------  ----------- ---- --------   --------- -------  --------  ------
AGILENT TECHNOLOGIES INC         COM             00846U101       189 12,100 SH        DEFINED      01, 02   12,100
ALCOA INC                        COM             013817101       231 20,500 SH        DEFINED      01, 02   20,500
AMERICAN EAGLE OUTFITTERS NEW    COM             02553E106       100 10,700 SH        DEFINED      01, 02   10,700
BANK OF AMERICA CORPORATION      COM             060505104       266 18,900 SH        DEFINED      01, 02   18,900
BARRICK GOLD CORP                COM             067901108       283  7,700 SH        DEFINED      01, 02    7,700
BERKSHIRE HATHAWAY INC DEL       CL B            084670207       321    100 SH        DEFINED      01, 02      100
BP PLC                           SPONSORED ADR   055622104       206  4,400 SH        DEFINED      01, 02    4,400
CITIGROUP INC                    COM             172967101       119 17,800 SH        DEFINED      01, 02   17,800
DIAMONDS TR                      UNIT SER 1      252787106       710  8,100 SH        DEFINED      01, 02    8,100
DRYSHIPS INC                     SHS             Y2109Q101       430 40,300 SH        DEFINED      01, 02   40,300
FOCUS MEDIA HLDG LTD             SPONSORED ADR   34415V109       119 13,100 SH        DEFINED      01, 02   13,100
FREEPORT-MCMORAN COPPER & GOLD   COM             35671D857       440 18,000 SH        DEFINED      01, 02   18,000
GENCO SHIPPING & TRADING LTD     SHS             Y2685T107       158 10,700 SH        DEFINED      01, 02   10,700
GOLDMAN SACHS GROUP INC          COM             38141G104       624  7,400 SH        DEFINED      01, 02    7,400
GOOGLE INC                       CL A            38259P508       585  1,900 SH        DEFINED      01, 02    1,900
HOME DEPOT INC                   COM             437076102       253 11,000 SH        DEFINED      01, 02   11,000
HUMAN GENOME SCIENCES INC        COM             444903108        24 11,400 SH        DEFINED      01, 02   11,400
JONES APPAREL GROUP INC          COM             480074103       105 17,900 SH        DEFINED      01, 02   17,900
JOY GLOBAL INC                   COM             481165108       211  9,200 SH        DEFINED      01, 02    9,200
JPMORGAN CHASE & CO              COM             46625H100       300  9,500 SH        DEFINED      01, 02    9,500
LOWES COS INC                    COM             548661107       222 10,300 SH        DEFINED      01, 02   10,300
MEMC ELECTR MATLS INC            COM             552715104       159 11,100 SH        DEFINED      01, 02   11,100
OCCIDENTAL PETE CORP DEL         COM             674599105       450  7,500 SH        DEFINED      01, 02    7,500
OCH-ZIFF CAPITAL MGMT, L.L.C.    CL A            67551U105       233 45,188 SH        DEFINED      01, 02   45,188
OIL SVC HOLDRS TR                DEPOSTRY RCPT   678002106       432  5,860 SH        DEFINED      01, 02    5,860
POWERSHARES QQQ TRUST            UNIT SER 1      73935A104       434 14,600 SH        DEFINED      01, 02   14,600
PROSHARES TR                     PSHS REAL ESTAT 74347R552       370  7,300 SH        DEFINED      01, 02    7,300
RESEARCH IN MOTION LTD           COM             760975102       799 19,700 SH        DEFINED      01, 02   19,700
SILVER WHEATON CORP              COM             828336107       100 15,400 SH        DEFINED      01, 02   15,400
SPDR GOLD TRUST                  GOLD SHS        78463V107       450  5,200 SH        DEFINED      01, 02    5,200
SPDR TR                          UNIT SER 1      78462F103     3,983 44,096 SH        DEFINED      01, 02   44,096
UNITED STATES OIL FUND LP        UNITS           91232N108       448 13,528 SH        DEFINED      01, 02   13,528
UST INC                          COM             902911106     1,041 15,000 SH        DEFINED      01, 02   15,000
VERIZON COMMUNICATIONS           COM             92343V104       458 13,500 SH        DEFINED      01, 02   13,500
YAMANA GOLD INC                  COM             98462Y100       118 15,300 SH        DEFINED      01, 02   15,300

                                              35              15,371


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
Form 13F Information Table Entry Total:         35
Form 13F Information Table Value Total:         15,371
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number       CIK Number    Name
01    28-13270                   0001450323    Amity Advisers LLC
02    28-13268                   0001425994    Schonfeld Group Holdings, LLC

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